Intangible Assets	12 Months Ended
Dec. 31, 2021
Disclosure of intangible assets and goodwill [text block] [Abstract]
Intangible Assets
15.	Intangible Assets:

(a)	As of December 31, 2020 and 2021 intangible assets are detailed as follows:

	Useful Life		Average remaining amortization		Gross balance		Accumulated Amortization		Net balance
	2020	2021	2020	2021	2020	2021	2020	2021	2020	2021
	Years	Years	Years	Years	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Other Intangible Assets:
Goodwill	—	—	—	—	16,714	16,714	—	—	16,714	16,714
Intangible assets arising from business combinations	—	—	—	—	56,249	56,249	(39,553)	(39,553)	16,696	16,696
Software or computer programs	6	6	4	4	180,695	209,458	(119,994)	(136,926)	60,701	72,532
Total					253,658	282,421	(159,547)	(176,479)	94,111	105,942

(b)	Changes in intangible assets during the 2020 and 2021 periods are as follows:

	Goodwill (1)	Intangible assets arising from business combinations (2)	Software or computer programs	Total
	MCh$	MCh$	MCh$	MCh$
Gross Balance
Balance as of January 1, 2020	16,714	56,249	163,511	236,474
Acquisitions	—	—	18,631	18,631
Disposals/write-downs	—	—	(387)	(387)
Reclassification	—	—	(16)	(16)
Impairment (*) (**)	—	—	(1,044)	(1,044)
Balance as of December 31, 2020	16,714	56,249	180,695	253,658
Acquisitions	—	—	30,222	30,222
Disposals/write-downs	—	—	(352)	(352)
Reclassification	—	—	(89)	(89)
Impairment (*) (**)	—	—	(1,018)	(1,018)
Balance as of December 31, 2021	16,714	56,249	209,458	282,421

Accumulated Amortization
Balance as of January 1, 2020	—	(39,553)	(105,204)	(144,757)
Amortization for the year (**)	—	—	(15,865)	(15,865)
Disposals/write-downs	—	—	660	660
Reclassification	—	—	—	—
Impairment (*) (**)	—	—	415	415
Balance as of December 31, 2020	—	(39,553)	(119,994)	(159,547)
Amortization for the year (**)	—	—	(17,831)	(17,831)
Disposals/write-downs	—	—	352	352
Reclassification	—	—	(2)	(2)
Impairment (*) (**)	—	—	549	549
Balance as of December 31, 2021	—	(39,553)	(136,926)	(176,479)

Net balance as of December 31, 2020	16,714	16,696	60,701	94,111
Net balance as of December 31, 2021	16,714	16,696	72,532	105,942

(1)	Goodwill corresponds mainly to business combination with Citibank Chile whose amount is of MCh$12,576 that represents the value of synergies to be generated in the combination process and the acquisition of know-how.

(2)	Intangible assets arising from business combinations include assets with indefinite useful lives acquired in the business combination with Citibank Chile.

(*)	Does not include write-offs of Intangible assets for $1,178 million as of December 31, 2021.

(**)	See Note No. 37 Depreciation, Amortization and Impairment.

As of December 31, 2020 and 2021, the Bank had made the following commitments for technological developments:

	Amount of Commitment
	2020	2021
	MCh$	MCh$
Software and licenses	3,830	7,097

(c)	Impairment testing of Goodwill

For goodwill impairment purposes, testing is carried out at the level of business segments described above and in Note No. 5 to the financial statements. This methodology is in line with IAS 36, where business segments represent the lowest level within the entity at which the goodwill is monitored for internal management purposes.

Accordingly, for impairment testing purposes, goodwill acquired through business combinations has been allocated to four individual business segments, as follows:

	2020	2021
Business Segments	MCh$	MCh$
Retail	5,928	5,928
Wholesale	2,135	2,135
Treasury and money market operations	4,513	4,513
Subsidiaries	4,138	4,138
Total	16,714	16,714

Below are the key assumptions used for determining the value in use for impairment testing purposes:

●	The Bank determines the recoverable amount of its business segments on the basis of value in use and employs a DCF valuation model. The DCF model determines the present value of the estimated future earnings that would be distributed to shareholders, once the respective regulatory capital requirements are satisfied.

●	For purposes of the goodwill impairment testing, the DCF model uses earnings projections for a ten-year period. A ten-year period is deemed as the Bank assumes that over that period it is possible to achieve the goals set in the long-term business strategy.

●	Earnings projections result from business growth, particularly associated with projected expansion rates for the local economy, the industry’s loan book and the Bank’s strategic goals. Then, based on historical data and a linear regression analysis, the Bank determines a multiplier of loan expansion (real terms) over GDP growth for the local economy. Given the impact of the COVID-19 pandemic, the multiplier for 2022 has been defined at 0.90 times. However, this multiplier is expected to return to normal levels from 2023 onwards (average of approximately 1.52 times between 2023 and 2031) although it is expected to decrease overtime as long as banking penetration increases across the diverse business segments.

●	Following the estimated growth rates for the Chilean economy (measured as GDP) and the banking industry in terms of loans to customers, expansion rates of the Bank’s loan book are determined by considering the achievement of the Bank’s long-term strategic goals. Therefore, real growth rates are considered to be slightly higher than the industry rates within the ten-year period, assuming that a market share of 17.0% is achieved at year three and remains flat onwards.

●	For purposes of business segments valuation, the DCF model considers discount rates that are determined by carrying out a linear regression analysis based on historical data of daily stock returns for the Bank and the market portfolio or overall stock index (IGPA index in Chile). In order to do this, an index linear model is applied, which is widely used in finance for these purposes. After estimating the model parameters (alpha and beta), the Capital Asset Pricing Model (“CAPM”) is utilized in order to determine the cost of equity or discount rate for shareholders’ cash flows. When using CAPM, a 6.7% discount rate is computed by assuming long-term scenarios for market risk premium and the latest available data (December 2021) for both inflation and long-term risk free rate. We also use alternative methods, such as historical return-on-market-equity (net income over market capitalization) and implied return-on-equity from price-to-earnings ratios projected by market analysts. Based on these methods, the Bank is able to reach a discount rate of 7.5% by using the return-on-market-equity and 9.8% by means of the projected price-to-earnings ratio. By using such evidence, the Bank determined a cost of equity of 9.0% as a baseline scenario for discount rates used for valuation purposes. The Bank also carries out a sensitivity analysis by setting discounts rates of 8.0% and 10.0%.

(d)	Annual goodwill impairment test:

The annual goodwill impairment tests for the years ended December 31, 2020 and 2021 did not result in an impairment loss on the goodwill of the Bank’s business segments as their economic values were higher than their carrying amounts.

(e)	Restrictions:

Banco de Chile and its subsidiaries have no restrictions on intangible assets as of December 31, 2020 and 2021. Additionally, no intangible assets have been pledged as collateral to secure the fulfillment of any financial obligation. Moreover, there are no amounts owed by the Bank on intangible assets as of the aforementioned dates.